Schedule of Exploration & Evaluation Asset (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Foreign currency translation change	$ (2,011,190)
Exploration and evaluation assets [member] | Unproven properties bulgaria [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	3,116,146	$ 3,122,443
Foreign currency translation change	30,030	(6,297)
Ending Balance	$ 3,146,176	$ 3,116,146